26. EXPENSES BY NATURE (Details Narrative) - Iron ore [member] R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
ExpenseByNatureLineItems [Line Items]
Percentage of production process	100.00%
Book balance of assets	R$ 515,491
Lease agreements [member]
ExpenseByNatureLineItems [Line Items]
Cost of production	R$ 5,335